Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	$ 3,330	$ 3,325
Foreign currency forward contracts	10	6
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	3,502	3,526
Foreign currency forward contracts	$ 10	$ 6